FINANCIAL INSTRUMENTS - Assets and liabilities that are measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss
Financial assets	$ 8,974	$ 26,483
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	785	857
Level 1 | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	0	14
Level 2 | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	385	443
Level 3 | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	400	400
Financial assets at fair value, class [Member] | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	400	414
Equity holdings | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	400	414	$ 543
Equity holdings | Level 1 | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	0	14
Equity holdings | Level 2 | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	0	0
Equity holdings | Level 3 | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	400	400
Digital assets | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	385	443
Digital assets | Level 1 | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	0	0
Digital assets | Level 2 | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	$ 385	$ 443